UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American High-Income Trust

[photo of glass buildings from street-level looking skyward - clouds in the sky]

Semi-annual report for the six months ended March 31, 2008

American High-Income TrustSM seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–8.38%	7.51%	4.92%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.69%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 to 27 for details.

Results for other share classes can be found on page 28.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States involves additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus.

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Fellow shareholders:

The first half of American High-Income Trust’s 2008 fiscal year was characterized by weakness in global credit markets, which resulted in diminished access to capital, deteriorating corporate fundamentals and a slowing economy.

In this difficult environment, American High-Income Trust reported a total return of –5.4% for the six-month period ending March 31, 2008, assuming the reinvestment of monthly dividends totaling 48 cents a share. Shareholders who reinvested dividends received an income return of 4.0%, while seeing the value of their shares decline by 9.4%. Those results compare with a –4.6% total return for the Lipper High Current Yield Bond Funds Index, a benchmark of similar funds, and a –3.9% return for the Credit Suisse High Yield Index, which attempts to mirror the high-yield debt markets. The latter index is unmanaged and includes no expenses.

Shareholders in the fund who elected to take their dividends in cash saw the value of their holdings decline by 9.2%, while receiving an income return of 3.9%.

[Begin Sidebar]
Results at a glance

For periods ended March 31, 2008, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since
					2/19/88)
American High-Income Trust
(Class A shares)	–5.4%	–4.8%	8.3%	5.3%	8.6%

Credit Suisse High Yield Index*	–3.9	–3.2	8.9	5.5	8.5

Citigroup Broad Investment-Grade
(BIG) Bond Index*	5.9	8.4	4.8	6.1	7.5

Lipper High Current Yield
Bond Funds Index†	–4.6	–4.0	8.0	3.2	6.8

*The market indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses.
† The Lipper index does not reflect the effect of sales charges.
[End Sidebar]

The biggest contributor to the fund’s negative results was our large stake in media companies. During past weak credit market cycles, media companies have typically been a stable holding, but during the past six-month period they lagged the broader market. We continue to believe in the long-term potential in this area, and are taking advantage of the price downturn to add to our holdings. Also contributing to the fund’s weak results were holdings in the financial and auto sectors.

The turmoil in credit markets resulted in a flight to higher quality bonds. The Citigroup Broad Investment-Grade (BIG) Bond Index, an unmanaged index that measures high-quality bond markets including Treasuries, posted a total return of 5.9%, not including expenses.

The six months in review

When we last reported to you six months ago, the global liquidity crisis had already begun to put pressure on the high-yield market, but corporate fundamentals still appeared solid. Since then, the severity of the housing market weakness and subprime market meltdown has had a greater impact on the financial markets than many anticipated. Financial institutions have been forced to write down the value of their assets and reduce capital for trading, lending and other commitments. In addition, there continues to be an abundance of leveraged buyout (LBO) financing not yet absorbed by the marketplace.

The weakness in financial markets has seeped into the overall economy, straining corporate balance sheets and fueling concerns that some highly levered companies may not be able to meet their debt obligations. While there had been no appreciable increase in bankruptcies or defaults as of the end of the six-month period, we do expect default rates to rise from their historically low current levels.

All these factors have weighed heavily on high-yield bond prices and caused spreads to widen from the lows of last year. A bond’s spread is the difference between its interest rate and the interest rate of relatively safe investments like Treasury bonds. Widening spreads are often a sign of increased concerns about markets and the economy.

The wider spreads are reflected in American High-Income Trust’s higher yields. As of September 30, 2007, the fund’s Class A share distribution rate, a measure of yield that represents the actual income paid out over the past 12 months, was 7.5% at net asset value. Six months later, as of March 31, 2008, it had risen to 8.2%.

A long-term perspective

Going forward, we remain concerned about the ongoing effects of the liquidity crisis and a sluggish economy. Yet, we are encouraged by several factors: The high-yield market is more diversified than it was in past slowdowns, many companies have a solid asset base and many recent LBOs were structured with enough liquidity options to weather a modest economic downturn.

Given the significant spread widening and price declines in the past six months, we are also slightly more positive on high-yield bonds from a valuation perspective. Overall, our short-term outlook on high yield remains cautious, but we believe the market will be poised for a healthy recovery once the economy rebounds.

Consistency is key

Despite the recent turbulence in the high-yield market, it’s important to note that American High-Income Trust has not altered its investment approach. Rather, it continues to focus on researching individual companies as it has done from its inception. The goal of this research is to identify firms with good management and solid business plans that can weather downturns such as the current one and do well over the long run.

This fundamental approach has helped the fund produce solid returns for shareholders with a long-term perspective. For the past 10-year period ended March 31, 2008, the fund’s shareholders earned an average annual total return of 5.3%. That compares with a 3.2% average annual total return for the Lipper High Current Yield Bond Funds Index and a 5.5% return for the Credit Suisse High Yield Index for that same time period.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ David C. Barclay

David C. Barclay
President

May 12, 2008

The fund’s 30-day yield for Class A shares as of April 30, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 8.59% (8.55% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 7.64%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, March 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
U.S. corporate bonds & notes	62.1%
Corporate bonds & notes of issuers outside the U.S.	12.4
Corporate loans	6.3
Bonds & notes of governments & government agencies outside the U.S.	4.4
Other	1.3
Common stocks & warrants	1.5
Convertible securities	0.9
Preferred securities	1.3
Short-term securities & other assets less liabilities	9.8
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bond, notes & other debt instruments - 86.52%	(000)	(000)	assets
Corporate bonds, notes & loans - 80.84%
Consumer discretionary - 22.77%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.:
8.00% 2012 (1)	$ 50,950	$ 47,001
8.375%-10.875% 2014 (1)	55,200	52,209
Charter Communications Operating, LLC:
Term Loan B, 5.26% 2014 (2) (3) (4)	58,404	49,502
Term Loan B, 8.50% 2014 (2) (3) (4)	26,750	26,041
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	78,275	54,792
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	50,480	46,189
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	37,745
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75%-13.50% 2011-2012	14,375	9,388	2.64%
Univision Communications Inc.:
First Lien Term Loan B, 5.494% 2014 (2) (3) (4)	60,220	47,687
9.75% 2015 (1) (5)	139,380	85,022
Second Lien Term Loan B, 5.204% 2009 (2) (3) (4)	11,595	10,986
7.85% 2011	23,300	20,795	1.35
Michaels Stores, Inc. 10.00% 2014	95,025	83,622.69
CanWest Media Inc., Series B, 8.00% 2012	73,298	69,999.57
Allison Transmission Holdings, Inc. 11.25% 2015 (1) (5)	74,975	63,354.52
Ford Motor Co.:
Term Loan B, 5.80% 2013 (2) (3) (4)	38,701	31,862
6.50%-9.50% 2011-2022	28,998	20,803
Ford Capital BV 9.50% 2010	4,000	3,620.46
Other securities		2,021,712	16.54
		2,782,329	22.77

Industrials - 9.62%
Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	69,500	69,500
0%/12.50% 2016 (6)	81,050	51,669
Nielsen Finance LLC, Term Loan B, 5.346% 2013 (2) (3) (4)	9,751	8,815	1.06
DAE Aviation Holdings, Inc. 11.25% 2015 (1)	66,070	65,409.54
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015 (5)	48,710	50,050.41
Other securities		930,196	7.61
		1,175,639	9.62

Telecommunication services - 9.62%
Windstream Corp.:
8.125% 2013	93,400	92,233
8.625% 2016	12,300	12,146
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	32,073	1.12
Triton PCS, Inc. 8.50% 2013	113,840	119,105.97
American Tower Corp. 7.125% 2012	56,985	58,552.48
MetroPCS Wireless, Inc. 9.25% 2014	58,200	53,835.44
Rural Cellular Corp. 6.076% 2013 (2)	48,875	49,119.40
Other securities		758,459	6.21
		1,175,522	9.62

Financials - 7.41%
Ford Motor Credit Co.:
7.127% 2012 (2)	79,750	59,042
5.625%-9.875% 2008-2016 (2)	70,270	60,952.98
Realogy Corp. 10.50% 2014	110,680	74,986.61
Other securities		710,831	5.82
		905,811	7.41

Health care - 7.29%
Tenet Healthcare Corp.:
9.875% 2014	132,455	128,812
9.25% 2015	51,375	48,293
6.375%-7.375% 2011-2031	18,010	16,224	1.58
HealthSouth Corp.:
10.829% 2014 (2)	57,805	56,071
10.75% 2016	86,990	91,774	1.21
VWR Funding, Inc. 10.25% 2015 (2) (5)	117,360	109,732.90
HCA Inc., Term Loan B, 4.946% 2013 (2) (3) (4)	68,353	63,019.52
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	54,850	51,833.42
PTS Acquisition Corp. 9.50% 2015 (1) (5)	63,180	51,492.42
Other securities		273,138	2.24
		890,388	7.29

Information technology - 6.18%
NXP BV and NXP Funding LLC:
9.50% 2015	156,040	128,733
7.008%-7.875% 2013-2014 (2)	74,575	65,027
7.326%-8.625% 2013-2015 (2)	€ 17,000	20,139	1.75
Sanmina-SCI Corp. 8.125% 2016	$ 79,650	70,889.58
First Data Corp., Term Loan B2, 5.349% 2014 (2) (3) (4)	76,614	69,188.56
Freescale Semiconductor, Inc. 9.125% 2014 (5)	78,036	57,356.47
Hughes Communications, Inc. 9.50% 2014	53,375	53,375.44
Other securities		290,487	2.38
		755,194	6.18

Materials - 5.47%
Georgia Gulf Corp. 9.50% 2014	68,290	53,095.43
Other securities		615,700	5.04
		668,795	5.47

Utilities - 5.18%
Edison Mission Energy:
7.50% 2013	44,900	46,247
7.20% 2019	46,450	46,102
7.00%-7.75% 2016-2027	82,875	81,756
Midwest Generation, LLC, Series B, 8.56% 2016 (3)	39,629	42,997
Homer City Funding LLC 8.734% 2026 (3)	9,215	9,860	1.86
Texas Competitive Electric Holdings Co. LLC:
Series B, 10.25% 2015 (1)	60,035	60,110
10.25% 2015 (1)	55,170	55,239
Term Loan B2, 6.596% 2014 (2) (3) (4)	15,960	14,570	1.06
Intergen Power 9.00% 2017 (1)	61,775	64,864.53
Other securities		211,943	1.73
		633,688	5.18

Energy - 4.00%
Williams Companies, Inc.:
8.75% 2032	52,440	60,830
6.375%-8.125% 2010-2021 (1) (2)	57,031	59,847
Transcontinental Gas Pipe Line Corp. 6.40%-7.25% 2016-2026	10,950	11,283	1.08
Enterprise Products Operating LP 7.034% 2068 (2)	82,435	70,093.57
Other securities		286,920	2.35
		488,973	4.00

Consumer staples - 3.30%
Stater Bros. Holdings Inc. 8.125% 2012	48,555	48,919.40
Other securities		354,799	2.90
		403,718	3.30

Total corporate bonds, notes & loans		9,880,057	80.84

Bonds & notes of governments & government agencies outside the U.S. - 4.36%
Brazilian Treasury Bill 6.00% 2010 (7) (8)	BRL 83,473	46,134.38
Other securities		486,948	3.98
		533,082	4.36

Other - 1.32%
Other securities		160,659	1.32

Total bonds, notes & other debt instruments (cost: $11,741,862,000)		10,573,798	86.52

		Market	Percent
		value	of net
Convertible securities - 0.85%		(000)	assets

Other - 0.85%
Other securities		$ 104,402.85

Total convertible securities (cost: $89,325,000)		104,402.85

	Shares	Market	Percent
		value	of net
Preferred securities - 1.29%		(000)	assets

Financials - 1.29%
Freddie Mac, Series Z, 8.375%	320,000	$ 7,840.06
Other securities		149,989	1.23

Total preferred securities (cost: $194,165,000)		157,829	1.29

Common stocks - 1.55%

Other - 1.55%
AT&T Inc.	1,000,000	$ 38,300.31
Ford Motor Co. (9)	1,877,140	10,737.09
Other securities		140,549	1.15

Total common stocks (cost: $228,385,000)		189,586	1.55

		Market	Percent
		value	of net
Warrants - 0.00%		(000)	assets

Telecommunication services - 0.00%
Other securities		$ 8.00

Total warrants (cost: $571,000)		8.00

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 7.56%	(000)	(000)	assets

Freddie Mac 1.85%-2.07% due 6/23-9/2/2008	$ 132,900	$ 131,809	1.08
IBM International Group Capital LLC 2.46%-2.62% due 4/1-4/18/2008 (1)	58,900	58,871
IBM Corp. 2.29% due 5/28/2008 (1)	50,000	49,780.89
AT&T Inc. 2.15%-2.84% due 4/11-5/22/2008 (1)	94,839	94,665.77
Variable Funding Capital Corp. 3.06%-3.21% due 4/3-4/8/2008 (1)	68,100	68,066.56
Park Avenue Receivables Co., LLC 2.70%-3.05% due 4/17-4/22/2008 (1)	53,400	53,314
JPMorgan Chase & Co. 2.92% due 4/18/2008	11,600	11,583.53
Ranger Funding Co. LLC 2.67%-2.77% due 5/6-7/11/2008 (1)	56,075	55,781.46
E.I. duPont de Nemours and Co. 2.22% due 4/28-4/30/2008 (1)	46,400	46,316.38
Other securities		353,618	2.89

Total short-term securities (cost: $923,970,000)		923,803	7.56

Total investment securities (cost: $13,178,278,000)		11,949,426	97.77
Other assets less liabilities		272,420	2.23

Net assets		$12,221,846	100.00%

 "Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $20,327,000, which represented .17% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 3/31/08 (000)
ZiLOG, Inc. (9)	1,140,500	-	-	1,140,500	$-	$3,992
Clarent Hospital Corp. (8) (9)	576,849	-	-	576,849	-	115
SunCom Wireless Holdings, Inc., Class A (10)	7,554,434	-	7,554,434	-	-	-
Triton PCS, Inc. 8.50% 2013 (10)	$113,840,000	-	-	$113,840,000	4,838	-
					$4,838	$4,107

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $2,615,344,000, which represented 21.40% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $765,584,000, which represented 6.26% of the net assets of the fund.

(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Step bond; coupon rate will increase at a later date.
(7) Index-linked bond whose principal amount moves with a government retail price index.
(8) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $528,752,000, which represented 4.33% of the net assets of the fund.

(9) Security did not produce income during the last 12 months.
(10) Unaffiliated issuer at 3/31/2008.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $13,157,996)	$11,945,319
Affiliated issuers (cost: $20,282)	4,107	$11,949,426
Cash		1,785
Receivables for:
Sales of investments	106,271
Sales of fund's shares	27,985
Dividends and interest	256,709	390,965
		12,342,176
Liabilities:
Payables for:
Purchases of investments	59,956
Repurchases of fund's shares	28,904
Dividends on fund's shares	21,062
Open forward currency contracts	1,434
Closed forward currency contracts	22
Investment advisory services	3,113
Services provided by affiliates	5,261
Trustees' deferred compensation	135
Other	443	120,330
Net assets at March 31, 2008		$12,221,846

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,414,347
Undistributed net investment income		32,721
Undistributed net realized gain		4,951
Net unrealized depreciation		(1,230,173)
Net assets at March 31, 2008		$12,221,846

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,092,491 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$8,632,970	771,687	$11.19
Class B	650,483	58,146	11.19
Class C	947,478	84,693	11.19
Class F	1,199,407	107,213	11.19
Class 529-A	123,695	11,057	11.19
Class 529-B	19,696	1,761	11.19
Class 529-C	51,216	4,578	11.19
Class 529-E	7,054	631	11.19
Class 529-F	5,590	500	11.19
Class R-1	12,311	1,100	11.19
Class R-2	134,199	11,996	11.19
Class R-3	190,945	17,068	11.19
Class R-4	126,886	11,342	11.19
Class R-5	119,916	10,719	11.19
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $11.63 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $444; also includes $4,838 from affiliates)	$549,506
Dividends	6,520	$556,026

Fees and expenses*:
Investment advisory services	21,056
Distribution services	22,043
Transfer agent services	5,088
Administrative services	2,629
Reports to shareholders	269
Registration statement and prospectus	306
Postage, stationery and supplies	643
Trustees' compensation	28
Auditing and legal	77
Custodian	202
State and local taxes	133
Other	73
Total fees and expenses before reimbursements/waivers	52,547
Less reimbursements/waivers of fees and expenses:
Investment advisory services	2,106
Administrative services	116
Total fees and expenses after reimbursements/waivers		50,325
Net investment income		505,701

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments (including $75,167 net gain from affiliates)	36,177
Currency transactions	(4,349)	31,828
Net unrealized depreciation on:
Investments	(1,266,798)
Currency translations	(120)	(1,266,918)
Net realized gain and unrealized depreciation
on investments and currency		(1,235,090)
Net decrease in net assets resulting from operations		$(729,389)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2008*	2007
Operations:
Net investment income	$505,701	$925,790
Net realized gain on investments and currency transactions	31,828	154,033
Net unrealized depreciation on investments and currency translations	(1,266,918)	(173,969)
Net (decrease) increase in net assets resulting from operations	(729,389)	905,854

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income and currency gain	(511,241)	(914,620)
Distributions from net realized gain on investments	(25,934)	-
Total dividends and distributions paid or accrued to shareholders	(537,175)	(914,620)

Net capital share transactions	203,374	1,967,445

Total (decrease) increase in net assets	(1,063,190)	1,958,679

Net assets:
Beginning of period	13,285,036	11,326,357
End of period (including undistributed
net investment income: $32,721 and $37,476, respectively)	$12,221,846	$13,285,036

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                    unaudited

1.	Organization and significant accounting policies

Organization – American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. As of March 31, 2008, the liability for non-U.S. taxes based on realized and unrealized gains was $126,000.

3.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the six months ended March 31, 2008, the fund reclassified $785,000 from undistributed net realized gain to undistributed net investment income to align financial reporting with tax reporting.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the fund had tax basis undistributed ordinary income of $66,708,000, currency loss deferrals (realized during the period November 1, 2006, through September 30, 2007) of $2,667,000 and undistributed long-term capital gains of $6,949,000.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:
(dollars in thousands)
Gross unrealized appreciation on investment securities	$234,317
Gross unrealized depreciation on investment securities	(1,480,215)
Net unrealized depreciation on investment securities	(1,245,898)
Cost of investment securities	13,195,324

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2008			Year ended September 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$369,336	$18,403	$387,739	$673,938	-	$673,938
Class B	25,895	1,431	27,326	51,158	-	51,158
Class C	36,628	2,038	38,666	64,794	-	64,794
Class F	48,474	2,457	50,931	75,998	-	75,998
Class 529-A	5,014	252	5,266	8,047	-	8,047
Class 529-B	736	42	778	1,272	-	1,272
Class 529-C	1,887	106	1,993	3,073	-	3,073
Class 529-E	273	14	287	432	-	432
Class 529-F	228	11	239	355	-	355
Class R-1	456	25	481	680	-	680
Class R-2	4,926	274	5,200	8,052	-	8,052
Class R-3	7,310	381	7,691	11,472	-	11,472
Class R-4	4,930	246	5,176	7,040	-	7,040
Class R-5	5,148	254	5,402	8,309	-	8,309
Total	$511,241	$25,934	$537,175	$914,620	-	$914,620

4.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees were based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The board of trustees approved an amended agreement effective November 1, 2007, decreasing the annual rate on net assets in excess of $15 billion from a rate of 0.14% to a rate of 0.135%. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50 million. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $2,106,000. As a result, the fee shown on the accompanying financial statements of $21,056,000, which was equivalent to an annualized rate of 0.330%, was reduced to $18,950,000, or 0.297% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $116,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$10,331	$4,680	Not applicable	Not applicable	Not applicable
Class B	3,516	408	Not applicable	Not applicable	Not applicable
Class C	5,005	Included in administrative services	$669	$107	Not applicable
Class F	1,502		679	150	Not applicable
Class 529-A	116		53	10	$62
Class 529-B	101		9	4	10
Class 529-C	260		22	8	26
Class 529-E	18		3	1	3
Class 529-F	-		2	-*	3
Class R-1	63		6	8	Not applicable
Class R-2	506		97	310	Not applicable
Class R-3	472		129	88	Not applicable
Class R-4	153		85	21	Not applicable
Class R-5	Not applicable		58	6	Not applicable
Total	$22,043	$5,088	$1,812	$713	$104
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $28,000, shown on the accompanying financial statements, includes $36,000 in current fees (either paid in cash or deferred) and a net decrease of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$843,559	71,534	$310,838	26,500	$(1,138,747)	(96,764)	$15,650	1,270
Class B	26,206	2,226	19,423	1,655	(81,268)	(6,918)	(35,639)	(3,037)
Class C	112,919	9,575	28,055	2,390	(139,563)	(11,907)	1,411	58
Class F	347,531	29,465	37,864	3,232	(231,918)	(19,863)	153,477	12,834
Class 529-A	15,043	1,276	5,192	443	(8,378)	(712)	11,857	1,007
Class 529-B	1,300	111	767	65	(1,135)	(97)	932	79
Class 529-C	6,793	576	1,963	168	(4,856)	(414)	3,900	330
Class 529-E	959	82	283	24	(517)	(44)	725	62
Class 529-F	906	77	235	20	(612)	(51)	529	46
Class R-1	2,714	232	462	39	(2,701)	(230)	475	41
Class R-2	29,347	2,503	5,112	436	(24,790)	(2,107)	9,669	832
Class R-3	56,335	4,771	7,593	648	(40,063)	(3,397)	23,865	2,022
Class R-4	41,728	3,542	5,112	436	(25,268)	(2,159)	21,572	1,819
Class R-5	39,877	3,411	5,006	427	(49,932)	(4,216)	(5,049)	(378)
Total net increase
(decrease)	$1,525,217	129,381	$427,905	36,483	$(1,749,748)	(148,879)	$203,374	16,985

Year ended September 30, 2007
Class A	$2,599,636	206,346	$536,365	42,801	$(1,902,067)	(152,186)	$1,233,934	96,961
Class B	100,652	7,985	35,448	2,827	(142,227)	(11,372)	(6,127)	(560)
Class C	335,555	26,621	45,464	3,628	(204,959)	(16,409)	176,060	13,840
Class F	567,759	45,127	55,726	4,448	(299,941)	(23,998)	323,544	25,577
Class 529-A	38,433	3,050	8,058	643	(14,230)	(1,139)	32,261	2,554
Class 529-B	3,620	287	1,275	102	(1,775)	(142)	3,120	247
Class 529-C	17,218	1,366	3,076	245	(7,875)	(630)	12,419	981
Class 529-E	2,154	172	432	35	(851)	(68)	1,735	139
Class 529-F	2,248	179	354	28	(1,015)	(81)	1,587	126
Class R-1	6,443	513	673	54	(2,333)	(185)	4,783	382
Class R-2	64,051	5,089	8,017	640	(39,894)	(3,180)	32,174	2,549
Class R-3	97,675	7,775	11,452	914	(56,548)	(4,518)	52,579	4,171
Class R-4	72,689	5,787	7,051	563	(34,470)	(2,750)	45,270	3,600
Class R-5	79,624	6,325	7,422	593	(32,940)	(2,638)	54,106	4,280
Total net increase
(decrease)	$3,987,757	316,622	$720,813	57,521	$(2,741,125)	(219,296)	$1,967,445	154,847

(*) Includes exchanges between share classes of the fund.

6.	Forward currency contracts

As of March 31, 2008, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuations at March 31, 2008

				Unrealized
	Receive	Deliver	Amount	depreciation

Sales:
Euros
expiring 4/14 to 6/16/2008	$48,822	€ 31,921	$50,256	$(1,434)

7.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,901,306,000 and $2,301,450,000, respectively, during the six months ended March 31, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2008	(5)	$12.35	$.47	$(1.13)	$(.66)	$(.48)	$(.02)	$(.50)	$11.19	(5.43)%	$8,633.69%		(6)	.66%	(6)	8.05%	(6)
Year ended 9/30/2007		12.30	.93	.04	.97	(.92)	-	(.92)	12.35	7.99	9,516.69			.66		7.35
Year ended 9/30/2006		12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.26	8,285.69			.65		7.52
Year ended 9/30/2005		12.26	.89	.01	.90	(.89)	-	(.89)	12.27	7.54	7,448.68			.65		7.17
Year ended 9/30/2004		11.88	.87	.35	1.22	(.84)	-	(.84)	12.26	10.57	6,920.67			.67		7.19
Year ended 9/30/2003		9.62	.93	2.25	3.18	(.92)	-	(.92)	11.88	34.30	6,235.75			.75		8.49
Class B:
Six months ended 3/31/2008	(5)	12.35	.42	(1.13)	(.71)	(.43)	(.02)	(.45)	11.19	(5.80)	651	1.47	(6)	1.44	(6)	7.27	(6)
Year ended 9/30/2007		12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.19	756	1.44		1.41		6.62
Year ended 9/30/2006		12.27	.83	.05	.88	(.85)	-	(.85)	12.30	7.44	760	1.46		1.42		6.76
Year ended 9/30/2005		12.26	.80	.01	.81	(.80)	-	(.80)	12.27	6.72	771	1.45		1.43		6.39
Year ended 9/30/2004		11.88	.78	.35	1.13	(.75)	-	(.75)	12.26	9.71	794	1.46		1.46		6.40
Year ended 9/30/2003		9.62	.84	2.25	3.09	(.83)	-	(.83)	11.88	33.28	736	1.51		1.51		7.63
Class C:
Six months ended 3/31/2008	(5)	12.35	.42	(1.13)	(.71)	(.43)	(.02)	(.45)	11.19	(5.82)	947	1.51	(6)	1.48	(6)	7.23	(6)
Year ended 9/30/2007		12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.14	1,045	1.48		1.45		6.55
Year ended 9/30/2006		12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.39	871	1.50		1.46		6.71
Year ended 9/30/2005		12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.65	804	1.51		1.49		6.32
Year ended 9/30/2004		11.88	.77	.35	1.12	(.74)	-	(.74)	12.26	9.62	812	1.54		1.54		6.31
Year ended 9/30/2003		9.62	.83	2.25	3.08	(.82)	-	(.82)	11.88	33.17	772	1.60		1.60		7.49
Class F:
Six months ended 3/31/2008	(5)	12.35	.47	(1.13)	(.66)	(.48)	(.02)	(.50)	11.19	(5.45)	1,199.74		(6)	.71	(6)	7.99	(6)
Year ended 9/30/2007		12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.98	1,166.70			.67		7.32
Year ended 9/30/2006		12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.23	846.71			.68		7.47
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	637.76			.74		7.07
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.44	578.79			.78		7.05
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	-	(.91)	11.88	34.17	470.84			.84		8.26
Class 529-A:
Six months ended 3/31/2008	(5)	12.35	.47	(1.13)	(.66)	(.48)	(.02)	(.50)	11.19	(5.45)	124.74		(6)	.71	(6)	8.01	(6)
Year ended 9/30/2007		12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.92	124.76			.72		7.30
Year ended 9/30/2006		12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.21	92.74			.70		7.47
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.44	66.77			.75		7.09
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.48	48.76			.76		7.12
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	-	(.91)	11.88	34.17	28.77			.77		8.36
Class 529-B:
Six months ended 3/31/2008	(5)	12.35	.42	(1.13)	(.71)	(.43)	(.02)	(.45)	11.19	(5.85)	20	1.58	(6)	1.55	(6)	7.17	(6)
Year ended 9/30/2007		12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.06	21	1.56		1.53		6.50
Year ended 9/30/2006		12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.30	18	1.58		1.55		6.63
Year ended 9/30/2005		12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.52	15	1.64		1.61		6.22
Year ended 9/30/2004		11.88	.75	.35	1.10	(.72)	-	(.72)	12.26	9.47	12	1.67		1.67		6.20
Year ended 9/30/2003		9.62	.82	2.25	3.07	(.81)	-	(.81)	11.88	33.01	7	1.73		1.73		7.36
Class 529-C:
Six months ended 3/31/2008	(5)	12.35	.42	(1.13)	(.71)	(.43)	(.02)	(.45)	11.19	(5.84)	51	1.57	(6)	1.54	(6)	7.18	(6)
Year ended 9/30/2007		12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.07	52	1.55		1.52		6.50
Year ended 9/30/2006		12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.31	40	1.57		1.54		6.64
Year ended 9/30/2005		12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.53	32	1.63		1.60		6.23
Year ended 9/30/2004		11.88	.75	.35	1.10	(.72)	-	(.72)	12.26	9.49	25	1.66		1.66		6.21
Year ended 9/30/2003		9.62	.82	2.25	3.07	(.81)	-	(.81)	11.88	33.03	16	1.71		1.71		7.43
Class 529-E:
Six months ended 3/31/2008	(5)	12.35	.45	(1.13)	(.68)	(.46)	(.02)	(.48)	11.19	(5.60)	7	1.06	(6)	1.03	(6)	7.70	(6)
Year ended 9/30/2007		12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.62	7	1.04		1.01		7.01
Year ended 9/30/2006		12.27	.88	.05	.93	(.90)	-	(.90)	12.30	7.88	5	1.05		1.01		7.17
Year ended 9/30/2005		12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.09	4	1.10		1.07		6.77
Year ended 9/30/2004		11.88	.82	.35	1.17	(.79)	-	(.79)	12.26	10.06	3	1.13		1.13		6.75
Year ended 9/30/2003		9.62	.88	2.25	3.13	(.87)	-	(.87)	11.88	33.73	2	1.18		1.18		7.94

Class 529-F:
Six months ended 3/31/2008	(5)	$12.35	$.48	$(1.13)	$(.65)	$(.49)	$(.02)	$(.51)	$11.19	(5.37)%	$6.56%		(6)	.52%	(6)	8.19%	(6)
Year ended 9/30/2007		12.30	.94	.04	.98	(.93)	-	(.93)	12.35	8.15	6.54			.51		7.51
Year ended 9/30/2006		12.27	.94	.05	.99	(.96)	-	(.96)	12.30	8.41	4.55			.52		7.66
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	3.75			.72		7.13
Year ended 9/30/2004		11.88	.85	.35	1.20	(.82)	-	(.82)	12.26	10.34	2.88			.88		6.99
Year ended 9/30/2003		9.62	.91	2.25	3.16	(.90)	-	(.90)	11.88	34.06	1.92			.92		7.96
Class R-1:
Six months ended 3/31/2008	(5)	12.35	.42	(1.13)	(.71)	(.43)	(.02)	(.45)	11.19	(5.85)	12	1.59	(6)	1.55	(6)	7.16	(6)
Year ended 9/30/2007		12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.08	13	1.57		1.52		6.50
Year ended 9/30/2006		12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.35	8	1.59		1.50		6.68
Year ended 9/30/2005		12.26	.78	.01	.79	(.78)	-	(.78)	12.27	6.61	6	1.61		1.52		6.35
Year ended 9/30/2004		11.88	.76	.35	1.11	(.73)	-	(.73)	12.26	9.59	3	1.68		1.56		6.32
Year ended 9/30/2003		9.62	.83	2.25	3.08	(.82)	-	(.82)	11.88	33.16	1	2.01		1.60		7.20
Class R-2:
Six months ended 3/31/2008	(5)	12.35	.42	(1.13)	(.71)	(.43)	(.02)	(.45)	11.19	(5.83)	134	1.71	(6)	1.50	(6)	7.22	(6)
Year ended 9/30/2007		12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.13	138	1.69		1.47		6.56
Year ended 9/30/2006		12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.37	106	1.90		1.48		6.70
Year ended 9/30/2005		12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.64	74	1.94		1.49		6.36
Year ended 9/30/2004		11.88	.77	.35	1.12	(.74)	-	(.74)	12.26	9.63	44	2.10		1.53		6.36
Year ended 9/30/2003		9.62	.84	2.25	3.09	(.83)	-	(.83)	11.88	33.21	15	2.31		1.57		7.34
Class R-3:
Six months ended 3/31/2008	(5)	12.35	.45	(1.13)	(.68)	(.46)	(.02)	(.48)	11.19	(5.61)	191	1.08	(6)	1.05	(6)	7.67	(6)
Year ended 9/30/2007		12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.58	186	1.07		1.04		6.98
Year ended 9/30/2006		12.27	.87	.05	.92	(.89)	-	(.89)	12.30	7.84	134	1.08		1.05		7.13
Year ended 9/30/2005		12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.06	97	1.13		1.10		6.74
Year ended 9/30/2004		11.88	.82	.35	1.17	(.79)	-	(.79)	12.26	10.05	58	1.15		1.14		6.76
Year ended 9/30/2003		9.62	.88	2.25	3.13	(.87)	-	(.87)	11.88	33.71	14	1.28		1.18		7.74
Class R-4:
Six months ended 3/31/2008	(5)	12.35	.46	(1.13)	(.67)	(.47)	(.02)	(.49)	11.19	(5.47)	127.77		(6)	.74	(6)	7.97	(6)
Year ended 9/30/2007		12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.93	118.75			.72		7.30
Year ended 9/30/2006		12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.19	73.75			.72		7.46
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.46	42.75			.72		7.14
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.45	24.79			.78		7.11
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	-	(.91)	11.88	34.17	9.86			.83		8.13
Class R-5:
Six months ended 3/31/2008	(5)	12.35	.48	(1.13)	(.65)	(.49)	(.02)	(.51)	11.19	(5.32)	120.45		(6)	.42	(6)	8.29	(6)
Year ended 9/30/2007		12.30	.96	.04	1.00	(.95)	-	(.95)	12.35	8.26	137.44			.41		7.61
Year ended 9/30/2006		12.27	.95	.05	1.00	(.97)	-	(.97)	12.30	8.51	84.46			.42		7.75
Year ended 9/30/2005		12.26	.92	.01	.93	(.92)	-	(.92)	12.27	7.78	63.46			.43		7.37
Year ended 9/30/2004		11.88	.90	.35	1.25	(.87)	-	(.87)	12.26	10.80	74.47			.47		7.39
Year ended 9/30/2003		9.62	.95	2.25	3.20	(.94)	-	(.94)	11.88	34.61	75.52			.52		8.77

	Six months ended
	March 31,	Year ended September 30
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	16%	42%	41%	39%	39%	41%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008:

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–9.91%	7.20%	5.31%
Not reflecting CDSC	–5.50	7.50	5.31

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	–6.43	7.44	5.87
Not reflecting CDSC	–5.55	7.44	5.87

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–4.81	8.26	6.65

Class 529-A shares† — first sold 2/19/02
Reflecting 3.75% maximum sales charge	–8.43	7.44	7.11
Not reflecting maximum sales charge	–4.83	8.26	7.78

Class 529-B shares† — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–10.01	7.02	7.09
Not reflecting CDSC	–5.61	7.33	7.09

Class 529-C shares† — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–6.48	7.34	6.88
Not reflecting CDSC	–5.60	7.34	6.88

Class 529-E shares*† — first sold 3/15/02	–5.12	7.90	7.12

Class 529-F shares*† — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–4.64	8.32	10.34

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007, through March 31, 2008).

Actual expenses:

The first line of each share class in the table on page 31 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 31 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2007	Ending account value 3/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$945.71	$3.21	.66%
Class A -- assumed 5% return	1,000.00	1,021.70	3.34	.66
Class B -- actual return	1,000.00	942.01	6.99	1.44
Class B -- assumed 5% return	1,000.00	1,017.80	7.26	1.44
Class C -- actual return	1,000.00	941.84	7.18	1.48
Class C -- assumed 5% return	1,000.00	1,017.60	7.47	1.48
Class F -- actual return	1,000.00	945.49	3.45	.71
Class F -- assumed 5% return	1,000.00	1,021.45	3.59	.71
Class 529-A -- actual return	1,000.00	945.45	3.45	.71
Class 529-A -- assumed 5% return	1,000.00	1,021.45	3.59	.71
Class 529-B -- actual return	1,000.00	941.51	7.52	1.55
Class 529-B -- assumed 5% return	1,000.00	1,017.25	7.82	1.55
Class 529-C -- actual return	1,000.00	941.56	7.48	1.54
Class 529-C -- assumed 5% return	1,000.00	1,017.30	7.77	1.54
Class 529-E -- actual return	1,000.00	943.98	5.01	1.03
Class 529-E -- assumed 5% return	1,000.00	1,019.85	5.20	1.03
Class 529-F -- actual return	1,000.00	946.34	2.53	.52
Class 529-F -- assumed 5% return	1,000.00	1,022.40	2.63	.52
Class R-1 -- actual return	1,000.00	941.50	7.52	1.55
Class R-1 -- assumed 5% return	1,000.00	1,017.25	7.82	1.55
Class R-2 -- actual return	1,000.00	941.74	7.28	1.50
Class R-2 -- assumed 5% return	1,000.00	1,017.50	7.57	1.50
Class R-3 -- actual return	1,000.00	943.87	5.10	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.75	5.30	1.05
Class R-4 -- actual return	1,000.00	945.29	3.60	.74
Class R-4 -- assumed 5% return	1,000.00	1,021.30	3.74	.74
Class R-5 -- actual return	1,000.00	946.81	2.04	.42
Class R-5 -- assumed 5% return	1,000.00	1,022.90	2.12	.42

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Offices of the fund
and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered
public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2008, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
>American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-921-0508P

Litho in USA RCG/L/8076-S10054

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

March 31, 2008
 unaudited

Bonds, notes & other debt instruments — 86.52%	Principal amount (000)	Market value (000)

CORPORATE BONDS, NOTES & LOANS — 80.84%
CONSUMER DISCRETIONARY — 22.77%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$50,480	$46,189
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	3,638
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	4,047
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	50,950	47,001
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	2,850	1,703
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	37,745
Charter Communications Operating, LLC, Term Loan B, 5.26% 2014[2,3,4]	58,404	49,502
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	28,700	25,974
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[2,3,4]	26,750	26,041
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	26,500	26,235
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	78,275	54,792
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009[2,3,4]	11,595	10,986
Univision Communications Inc. 7.85% 2011	23,300	20,795
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[2,3,4]	60,220	47,687
Univision Communications Inc. 9.75% 2015[1,5]	139,380	85,022
Michaels Stores, Inc., Term Loan B, 5.438% 2013[2,3,4]	20,100	16,917
Michaels Stores, Inc. 10.00% 2014	95,025	83,622
Michaels Stores, Inc. 0%/13.00% 2016[6]	18,900	8,694
Michaels Stores, Inc. 11.375% 2016	9,250	7,308
Allison Transmission Holdings, Inc., Term Loan B, 5.75% 2014[2,3,4]	19,303	17,020
Allison Transmission Holdings, Inc. 11.00% 2015[1]	30,750	26,906
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	74,975	63,354
TL Acquisitions, Inc., Term Loan B, 5.20% 2014[2,3,4]	41,492	35,703
Thomson Learning 0%/13.25% 2015[1,6]	16,045	11,552
Thomson Learning 10.50% 2015[1]	51,790	44,798
Delphi Automotive Systems Corp. 6.55% 2006[7]	12,730	4,074
Delphi Automotive Systems Corp. 6.50% 2009[7]	34,600	11,418
Delphi Corp. 6.50% 2013[7]	17,190	5,501
Delphi Automotive Systems Corp. 7.125% 2029[7]	14,300	4,576
Delphi Trust I 8.25% 2033[7]	4,470	648
General Motors Corp. 6.375% 2008	695	690
General Motors Corp. 7.20% 2011	17,375	14,552
General Motors Corp. 7.125% 2013	29,250	22,596
General Motors Corp. 7.25% 2013	€3,000	3,766
General Motors Corp. 7.70% 2016	$3,950	2,893
General Motors Corp. 8.80% 2021	30,520	23,272
General Motors Corp. 9.40% 2021	11,000	8,415
General Motors Corp. 8.25% 2023	3,650	2,573
General Motors Corp. 8.375% 2033	4,455	3,163
CanWest Media Inc., Series B, 8.00% 2012	73,298	69,999
CanWest MediaWorks Inc. 9.25% 2015[1]	3,700	3,422
Mohegan Tribal Gaming Authority 6.375% 2009	36,500	36,683
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	7,153
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,124
Mohegan Tribal Gaming Authority 7.125% 2014	22,100	18,233
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	3,058
K. Hovnanian Enterprises, Inc. 6.00% 2010	4,500	2,948
K. Hovnanian Enterprises, Inc. 8.875% 2012	16,815	9,416
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,325	7,664
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,600	1,768
K. Hovnanian Enterprises, Inc. 6.50% 2014	4,795	3,261
K. Hovnanian Enterprises, Inc. 6.25% 2015	6,790	4,583
K. Hovnanian Enterprises, Inc. 6.25% 2016	8,875	6,035
K. Hovnanian Enterprises, Inc. 7.50% 2016	10,735	7,514
K. Hovnanian Enterprises, Inc. 8.625% 2017	28,110	21,785
Tenneco Automotive Inc., Series B, 10.25% 2013	7,408	7,890
Tenneco Automotive Inc. 8.625% 2014	45,225	44,660
Tenneco Automotive Inc. 8.125% 2015[1]	9,700	9,676
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	9,000	6,525
R.H. Donnelley Corp., Series A-1, 6.875% 2013	10,150	6,242
R.H. Donnelley Corp., Series A-2, 6.875% 2013	9,000	5,535
Dex Media, Inc., Series B, 8.00% 2013	3,075	2,260
R.H. Donnelley Corp., Series A-3, 8.875% 2016	38,650	24,639
R.H. Donnelley Corp. 8.875% 2017[1]	18,325	11,545
Ford Capital BV 9.50% 2010	4,000	3,620
Ford Motor Co. 9.50% 2011	1,000	895
Ford Motor Co., Term Loan B, 5.80% 2013[2,3,4]	38,701	31,862
Ford Motor Co. 6.50% 2018	18,608	12,560
Ford Motor Co. 8.875% 2022	9,390	7,348
Toys “R” Us, Inc. 7.625% 2011	41,965	34,306
Toys “R” Us-Delaware, Inc., Term Loan B, 7.315% 2012[2,3,4]	17,512	15,871
American Media Operations, Inc., Series B, 10.25% 2009	52,770	35,620
American Media Operations, Inc., Series B, 10.25% 2009[1]	1,865	1,259
American Media Operations, Inc. 8.875% 2011	17,615	11,714
American Media Operations, Inc. 8.875% 2011[1]	640	426
NTL Cable PLC 8.75% 2014	41,000	37,002
NTL Cable PLC 8.75% 2014	€4,500	6,129
NTL Cable PLC 9.75% 2014	£3,000	5,068
MGM MIRAGE 6.00% 2009	$18,500	18,454
MGM MIRAGE 8.50% 2010	3,100	3,216
Mandalay Resort Group 6.375% 2011	1,500	1,432
MGM MIRAGE 6.75% 2012	1,700	1,585
MGM MIRAGE 6.75% 2013	16,855	15,591
MGM MIRAGE 6.625% 2015	4,400	3,850
MGM MIRAGE 7.50% 2016	4,000	3,620
AMC Entertainment Inc., Series B, 8.625% 2012	24,450	24,817
AMC Entertainment Inc. 8.00% 2014	8,175	6,969
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	9,412
Young Broadcasting Inc. 10.00% 2011	57,845	36,587
Young Broadcasting Inc. 8.75% 2014	4,040	2,404
Boyd Gaming Corp. 7.75% 2012	23,675	22,018
Boyd Gaming Corp. 6.75% 2014	15,000	12,375
Boyd Gaming Corp. 7.125% 2016	5,500	4,455
William Lyon Homes, Inc. 7.625% 2012	18,050	9,115
William Lyon Homes, Inc. 10.75% 2013	20,395	10,707
William Lyon Homes, Inc. 7.50% 2014	37,860	18,741
Pinnacle Entertainment, Inc. 7.50% 2015[1]	45,800	36,296
Quebecor Media Inc. 7.75% 2016	24,220	22,222
Quebecor Media Inc. 7.75% 2016	14,725	13,510
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	35,425	34,274
Technical Olympic USA, Inc. 9.00% 2010[7]	22,486	11,693
Technical Olympic USA, Inc. 9.00% 2010[7]	7,325	3,809
Technical Olympic USA, Inc. 9.25% 2011[1]	36,325	18,617
Grupo Posadas, SA de CV 8.75% 2011[1]	31,945	33,303
Grupo Posadas, SA de CV 8.75% 2011	750	782
Bon-Ton Department Stores, Inc. 10.25% 2014	50,375	33,877
Kabel Deutschland GmbH 10.625% 2014	34,275	33,804
Burlington Coat Factory Warehouse Corp. 11.125% 2014	42,550	33,083
Hanesbrands Inc., Series B, 8.204% 2014[2]	34,550	30,836
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,125	3,506
Education Management LLC and Education Management Finance Corp. 10.25% 2016	32,770	26,216
Radio One, Inc., Series B, 8.875% 2011	19,735	15,936
Radio One, Inc. 6.375% 2013	18,325	13,286
Cinemark USA, Inc., Term Loan B, 4.82% 2013[2,3,4]	5,656	5,107
Cinemark, Inc. 0%/9.75% 2014[6]	26,025	23,553
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	28,532
Gaylord Entertainment Co. 8.00% 2013	18,425	17,181
Gaylord Entertainment Co. 6.75% 2014	12,850	11,244
Idearc Inc. 8.00% 2016	43,500	28,384
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[2,3,4]	20,666	17,253
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013[2,3,4]	15,800	11,021
Claire’s Stores, Inc., Term Loan B, 5.994% 2014[2,3,4]	9,652	7,349
Claire’s Stores, Inc. 9.25% 2015	32,275	20,414
Seneca Gaming Corp., Series B, 7.25% 2012	19,825	18,784
Seneca Gaming Corp. 7.25% 2012	8,440	7,997
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	26,550	26,616
Edcon Pty Ltd. 7.856% 2014[2]	€22,425	23,549
Edcon Pty Ltd. 10.106% 2015[2]	4,000	2,874
iesy Repository GmbH 10.125% 2015	4,750	7,088
iesy Repository GmbH 10.375% 2015[1]	$20,475	18,530
CSC Holdings, Inc., Series B, 8.125% 2009	9,975	10,100
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	14,531
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	41,048	23,603
Cooper-Standard Automotive Inc. 7.00% 2012	18,025	15,592
Cooper-Standard Automotive Inc. 8.375% 2014	9,275	7,072
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	21,345
Beazer Homes USA, Inc. 8.625% 2011	9,600	7,440
Beazer Homes USA, Inc. 8.125% 2016	18,420	13,677
LBI Media, Inc. 8.50% 2017[1]	24,210	21,093
Local T.V. Finance LLC 9.25% 2015[1,5]	25,560	20,608
Dillard’s, Inc. 6.625% 2008	5,050	5,063
Dillard Department Stores, Inc. 9.125% 2011	8,230	7,942
Dillard Department Stores, Inc. 7.85% 2012	1,900	1,748
Dillard’s, Inc. 7.13% 2018	4,000	3,120
Dillard’s, Inc. 7.00% 2028	3,000	2,047
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,654
J.C. Penney Co., Inc. 9.00% 2012	2,980	3,281
Dollarama Group LP and Dollarama Corp. 8.875% 2012	19,035	17,988
KB Home 7.75% 2010	6,000	5,767
KB Home 5.875% 2015	4,185	3,641
KB Home 6.25% 2015	9,285	8,275
Sealy Mattress Co. 8.25% 2014	20,270	17,027
Visteon Corp. 8.25% 2010	20,000	16,450
Goodyear Tire & Rubber Co. 8.663% 2009[2]	6,975	6,966
Goodyear Tire & Rubber Co. 8.625% 2011	8,960	9,442
Liberty Media Corp. 7.75% 2009	4,750	4,783
Liberty Media Corp. 8.25% 2030	12,675	10,700
Warner Music Group 7.375% 2014	19,610	15,198
Meritage Corp. 7.00% 2014	9,250	7,053
Meritage Homes Corp. 6.25% 2015	10,575	7,984
Warnaco, Inc. 8.875% 2013	13,900	14,456
Dollar General Corp. 10.625% 2015	8,725	8,463
Dollar General Corp. 11.875% 2017[2,5]	6,450	5,676
Regal Cinemas Corp., Series B, 9.375% 2012[8]	13,300	13,742
Standard Pacific Corp. 5.125% 2009	3,750	3,281
Standard Pacific Corp. 6.875% 2011	1,905	1,443
Standard Pacific Corp. 7.75% 2013	3,920	2,871
Standard Pacific Corp. 6.25% 2014	5,685	4,093
Standard Pacific Corp. 7.00% 2015	2,715	1,962
Neiman Marcus Group, Inc. 9.00% 2015[5]	13,330	13,397
TRW Automotive Inc. 7.00% 2014[1]	13,975	12,962
Vidéotron Ltée 6.875% 2014	6,780	6,288
Vidéotron Ltée 6.375% 2015	6,435	5,663
WDAC Intermediate Corp. 8.375% 2014[1,8]	10,500	8,190
WDAC Intermediate Corp. 8.50% 2014	€1,750	2,014
Seminole Tribe of Florida 7.804% 2020[1,3,8]	$10,050	10,188
MDC Holdings, Inc. 7.00% 2012	10,000	10,099
WCI Communities, Inc. 9.125% 2012	15,850	8,163
D.R. Horton, Inc. 8.00% 2009	5,770	5,698
D.R. Horton, Inc. 7.875% 2011	1,530	1,490
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	8,375	7,077
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	6,031	6,144
Toll Corp. 8.25% 2011	5,500	5,032
Viacom Inc. 5.75% 2011	4,500	4,551
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,270
News America Inc. 6.75% 2038	2,990	3,140
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.49% 2012[2,3,4]	1,974	1,858
Riddell Bell Holdings Inc. 8.375% 2012	1,450	1,185
KAC Acquisition Corp. 8.00% 2026[1,5,8]	203	203
		2,782,329

INDUSTRIALS — 9.62%
Nielsen Finance LLC, Term Loan B, 5.346% 2013[2,3,4]	9,751	8,815
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	69,500	69,500
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	81,050	51,669
Calair LLC and Calair Capital Corp. 8.125% 2008	6,115	6,115
Continental Airlines, Inc. 8.75% 2011	21,200	16,589
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	4,960
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	3,426	3,203
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	5,813	5,435
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	10,844	10,085
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	11,057	9,951
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	5,236	5,039
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	5,546	5,199
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	9,198	8,868
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	14,176	12,049
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	3,171	3,053
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,843	2,851
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	382	382
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	11,146	10,477
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.45% 2014[2,3,4]	16,963	16,401
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.99% 2014[2,3,4]	16,849	16,291
DAE Aviation Holdings, Inc. 11.25% 2015[1]	66,070	65,409
AMR Corp., Series B, 10.45% 2011	1,850	1,690
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	16,376
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	8,342
AMR Corp. 9.00% 2012	16,155	12,035
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,300	1,302
AMR Corp. 9.00% 2016	1,475	1,040
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	21,517	17,644
AMR Corp. 9.88% 2020[8]	1,275	688
AMR Corp. 9.80% 2021[8]	2,555	1,343
AMR Corp. 10.00% 2021[8]	9,000	4,843
ARAMARK Corp., Term Loan B, 4.571% 2014[2,3,4]	25,549	23,895
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[2,3,4]	1,496	1,399
ARAMARK Corp. 6.739% 2015[2]	8,770	7,783
ARAMARK Corp. 8.50% 2015	28,745	28,961
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	4,975	5,137
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	48,710	50,050
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,880	2,880
Ashtead Group PLC 8.625% 2015[1]	22,225	17,891
Ashtead Capital, Inc. 9.00% 2016[1]	46,420	37,832
NTK Holdings Inc. 0%/10.75% 2014[3,6]	53,460	26,195
THL Buildco, Inc. 8.50% 2014	34,620	25,792
US Investigations Services, Inc., Term Loan B, 5.599% 2015[2,3,4]	10,702	9,177
US Investigations Services, Inc. 10.50% 2015[1]	34,825	28,557
US Investigations Services, Inc. 11.75% 2016[1]	12,875	9,656
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,7,8]	1,136	0
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,7]	17,433	20,048
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	5,024	4,974
United Air Lines, Inc., Term Loan B, 4.625% 2014[2,3,4]	10,028	8,053
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	3,271	3,283
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	2,748	2,721
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3,8]	9,135	7,901
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,548
Allied Waste North America, Inc., Series B, 5.75% 2011	8,450	8,302
Allied Waste North America, Inc., Series B, 6.125% 2014	11,000	10,670
Allied Waste North America, Inc., Series B, 7.375% 2014	15,705	15,528
Allied Waste North America, Inc. 6.875% 2017	2,800	2,758
DRS Technologies, Inc. 6.875% 2013	21,630	21,306
DRS Technologies, Inc. 6.625% 2016	5,400	5,306
DRS Technologies, Inc. 7.625% 2018	18,175	18,266
Accuride Corp. 8.50% 2015	53,595	43,948
Navios Maritime Holdings Inc. 9.50% 2014	37,065	37,111
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	1,348	1,327
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	16,965
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	3,273
Delta Air Lines, Inc., Second Lien Term Loan B, 8.082% 2014[2,3,4]	11,910	9,451
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	29,367	30,028
Atrium Companies, Inc., Term Loan B, 7.21% 2012[2,3,4]	24,208	19,245
ACIH, Inc. 11.50% 2012[1]	37,235	10,612
Northwest Airlines, Inc., Term Loan B, 6.20% 2013[2,3,4]	15,461	14,321
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[2,3,4]	11,791	10,435
TFM, SA de CV 9.375% 2012	21,000	21,788
RBS Global, Inc. and Rexnord LLC 9.50% 2014	11,675	10,975
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	7,543
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013[2,3,4]	16,541	14,143
Kansas City Southern Railway Co. 9.50% 2008	3,150	3,209
Kansas City Southern Railway Co. 7.50% 2009	10,067	10,268
TransDigm Inc. 7.75% 2014	11,960	12,020
H&E Equipment Services, Inc. 8.375% 2016	11,875	9,856
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	9,714
CEVA Group PLC 10.00% 2014[1]	9,675	9,409
Mobile Services Group, Inc. 9.75% 2014	10,000	9,400
Quebecor World Inc. 8.75% 2016[1,7]	17,615	8,455
Esterline Technologies Corp. 6.625% 2017	8,250	8,291
Sequa Corp., Term Loan B, 5.95% 2014[2,3,4]	8,628	8,184
Hertz Corp. 8.875% 2014	3,175	3,024
Hertz Corp. 10.50% 2016	4,250	4,000
Esco Corp. 6.675% 2013[1,2]	950	822
Esco Corp. 8.625% 2013[1]	5,600	5,460
Alion Science and Technology Corp. 10.25% 2015	10,350	5,900
Park-Ohio Industries, Inc. 8.375% 2014	6,225	4,949
		1,175,639

TELECOMMUNICATION SERVICES — 9.62%
Windstream Corp. 8.125% 2013	93,400	92,233
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	32,073
Windstream Corp. 8.625% 2016	12,300	12,146
Triton PCS, Inc. 8.50% 2013	113,840	119,105
Intelsat, Ltd. 6.50% 2013	4,475	2,931
Intelsat (Bermuda), Ltd. 8.25% 2013	28,730	29,089
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[6]	19,100	16,331
Intelsat (Bermuda), Ltd. 8.625% 2015	13,350	13,517
Intelsat Corp. 9.00% 2016	13,075	13,239
Intelsat (Bermuda), Ltd. 9.25% 2016	27,200	27,540
Intelsat (Bermuda), Ltd. 11.25% 2016	5,550	5,654
Centennial Communications Corp. 10.00% 2013	3,175	2,969
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	37,224
Centennial Communications Corp. 10.479% 2013[2]	39,750	34,781
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	22,966
American Tower Corp. 7.125% 2012	56,985	58,552
American Tower Corp. 7.50% 2012	14,100	14,488
American Tower Corp. 7.00% 2017[1]	21,825	21,934
Qwest Capital Funding, Inc. 7.90% 2010	18,285	18,376
Qwest Communications International Inc. 7.25% 2011	43,725	42,195
Qwest Capital Funding, Inc. 7.25% 2011	25,575	24,424
Qwest Corp. 8.875% 2012	3,600	3,690
Qwest Capital Funding, Inc. 7.625% 2021	1,325	1,126
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	2,607
Sprint Nextel Corp. 3.071% 2010[2]	5,120	4,369
US Unwired Inc., Series B, 10.00% 2012	830	770
Nextel Communications, Inc., Series E, 6.875% 2013	7,000	5,534
Nextel Communications, Inc., Series F, 5.95% 2014	16,500	12,224
Nextel Communications, Inc., Series D, 7.375% 2015	47,808	36,837
Sprint Nextel Corp. 6.00% 2016	17,000	13,238
Sprint Capital Corp. 6.90% 2019	12,730	10,043
Sprint Capital Corp. 6.875% 2028	835	624
Sprint Capital Corp. 8.75% 2032	9,705	8,219
Rural Cellular Corp. 8.25% 2012	6,850	7,056
Rural Cellular Corp. 8.989% 2012[2]	33,900	34,070
Rural Cellular Corp. 6.076% 2013[2]	48,875	49,119
MetroPCS Wireless, Inc., Term Loan B, 5.50% 2013[2,3,4]	15,812	14,538
MetroPCS Wireless, Inc. 9.25% 2014	58,200	53,835
Cricket Communications, Inc. 9.375% 2014	48,230	45,939
Cricket Communications, Inc. 9.375% 2014[1]	16,875	16,073
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	12,720
Hawaiian Telcom Communications, Inc. 10.318% 2013[2]	19,715	10,350
Hawaiian Telcom Communications, Inc., Term Loan C, 4.946% 2014[2,3,4]	8,877	6,813
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	3,185
Orascom Telecom 7.875% 2014[1]	32,780	30,567
Cincinnati Bell Inc. 7.25% 2013	24,800	24,490
Digicel Group Ltd. 8.875% 2015[1]	29,100	24,371
NTELOS Inc., Term Loan B, 5.27% 2011[2,3,4]	20,858	19,998
Rogers Wireless Inc. 7.25% 2012	6,375	6,833
Rogers Wireless Inc. 7.50% 2015	12,025	12,651
Level 3 Financing, Inc. 9.25% 2014	21,150	17,396
ALLTELL Corp., Term Loan B3, 5.568% 2015[2,3,4]	12,239	11,091
Millicom International Cellular SA 10.00% 2013	10,050	10,703
Trilogy International Partners LLC, Term Loan B, 6.196% 2012[2,3,4]	10,475	8,904
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	7,703
América Móvil, SAB de CV 8.46% 2036	MXN65,000	6,069
		1,175,522

FINANCIALS — 7.41%
Ford Motor Credit Co. 5.625% 2008	$3,570	3,510
Ford Motor Credit Co. 7.375% 2009	2,725	2,484
Ford Motor Credit Co. 8.625% 2010	1,000	872
Ford Motor Credit Co. 9.75% 2010[2]	31,000	27,628
Ford Motor Credit Co. 7.25% 2011	5,750	4,727
Ford Motor Credit Co. 7.375% 2011	10,025	8,364
Ford Motor Credit Co. 9.875% 2011	5,000	4,462
Ford Motor Credit Co. 7.127% 2012[2]	79,750	59,042
Ford Motor Credit Co. 7.80% 2012	3,000	2,477
Ford Motor Credit Co. 8.00% 2016	8,200	6,428
General Motors Acceptance Corp. 3.749% 2008[2]	2,450	2,312
Residential Capital Corp. 7.098% 2009[2]	2,000	1,150
Residential Capital Corp. 7.828% 2009[1,2]	12,000	4,500
Residential Capital Corp. 8.375% 2010[2]	21,530	10,926
General Motors Acceptance Corp. 6.875% 2011	5,750	4,404
General Motors Acceptance Corp. 7.25% 2011	54,115	42,634
General Motors Acceptance Corp. 6.625% 2012	3,000	2,271
General Motors Acceptance Corp. 6.875% 2012	18,635	14,174
General Motors Acceptance Corp. 7.00% 2012	14,225	10,826
Residential Capital, LLC 8.50% 2012[2]	5,045	2,497
General Motors Acceptance Corp. 5.276% 2014[2]	15,000	10,035
General Motors Acceptance Corp. 6.75% 2014	9,820	6,958
General Motors Acceptance Corp. 8.00% 2031	9,565	6,870
Realogy Corp., Term Loan B, 7.505% 2013[2,3,4]	26,329	21,223
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[2,3,4]	5,803	4,678
Realogy Corp. 10.50% 2014	110,680	74,986
Realogy Corp. 11.00% 2014[5]	23,225	13,354
Realogy Corp. 12.375% 2015	10,825	4,871
Washington Mutual Bank, FA 5.65% 2014	6,525	5,390
Washington Mutual Bank, FA, Series 16, 5.125% 2015[8]	8,080	6,222
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2,8]	39,800	22,089
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2,8]	11,400	6,441
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,2]	44,900	34,397
E*TRADE Financial Corp. 8.00% 2011	28,475	23,919
E*TRADE Financial Corp. 7.375% 2013	14,100	10,081
E*TRADE Financial Corp. 7.875% 2015	36,920	26,398
Countrywide Home Loans, Inc., Series L, 3.25% 2008	2,717	2,665
Countrywide Home Loans, Inc., Series M, 4.125% 2009	34,450	31,049
Countrywide Home Loans, Inc., Series K, 5.625% 2009	9,280	8,516
Countrywide Financial Corp., Series A, 4.50% 2010	4,986	4,443
Countrywide Financial Corp., Series B, 5.80% 2012	5,715	5,182
Countrywide Financial Corp. 6.25% 2016	1,875	1,524
Host Marriott, LP, Series M, 7.00% 2012	18,600	18,274
Host Marriott, LP, Series K, 7.125% 2013	19,375	19,084
Host Hotels & Resorts, LP, Series S, 6.875% 2014	4,325	4,141
Rouse Co. 3.625% 2009	12,415	11,753
Rouse Co. 7.20% 2012	11,395	10,457
Rouse Co. 6.75% 2013[1]	16,550	14,345
TuranAlem Finance BV 7.875% 2010	10,000	9,384
TuranAlem Finance BV 7.75% 2013[1]	8,500	7,185
TuranAlem Finance BV 8.50% 2015	4,000	3,325
TuranAlem Finance BV 8.50% 2015[1]	2,280	1,895
TuranAlem Finance BV 8.25% 2037[1]	17,970	14,229
Citigroup Capital XXI 8.30% 2057[2]	28,675	28,333
Kazkommerts International BV 8.50% 2013[1]	3,500	3,096
Kazkommerts International BV 8.50% 2013	1,500	1,327
Kazkommerts International BV 7.875% 2014[1]	10,000	8,306
Kazkommerts International BV 8.00% 2015[1]	6,000	4,775
Kazkommerts International BV 8.00% 2015	3,000	2,387
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	5,643
HSBK (Europe) BV 7.75% 2013	7,660	7,342
HSBK (Europe) BV 7.75% 2013[1]	1,200	1,150
HSBK (Europe) BV 7.25% 2017[1]	13,765	12,109
Lazard Group LLC 7.125% 2015	10,270	10,003
Lazard Group LLC 6.85% 2017	11,035	10,351
CIT Group Inc. 7.625% 2012	16,615	13,822
CIT Group Inc. 5.65% 2017	3,385	2,629
National City Preferred Capital Trust I 12.00% (undated)[2]	12,500	12,527
SLM Corp., Series A, 5.375% 2013[8]	9,000	7,155
SLM Corp., Series A, 3.631% 2014[2]	7,000	4,909
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	14,000	11,833
Capmark Financial Group, Inc. 3.746% 2010[1,2]	9,000	5,965
Capmark Financial Group, Inc. 5.875% 2012[1]	7,700	4,883
Catlin Insurance Ltd. 7.249% (undated)[1,2]	12,500	10,449
LaBranche & Co Inc. 9.50% 2009	500	510
LaBranche & Co Inc. 11.00% 2012	7,750	7,905
AmeriCredit Corp. 8.50% 2015	11,000	8,085
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	7,830
MBNA Capital A, Series A, 8.278% 2026	7,500	7,541
ILFC E-Capital Trust II 6.25% 2065[1,2]	8,000	7,160
Northern Rock PLC 5.60% (undated)[1,2,8]	900	518
Northern Rock PLC 6.594% (undated)[1,2,8]	11,400	6,555
Banco Mercantil del Norte, SA 6.135% 2016[1]	3,500	3,450
Banco Mercantil del Norte, SA 6.862% 2021[1,2]	2,000	1,847
Morgan Stanley 10.09% 2017[8]	BRL10,800	5,212
Chevy Chase Bank, FSB 6.875% 2013	$5,500	5,170
iStar Financial, Inc. 6.00% 2010	2,250	1,756
iStar Financial, Inc. 6.50% 2013[8]	2,000	1,510
Bear Stearns Companies Inc. 7.25% 2018	3,000	3,106
UnumProvident Corp. 5.859% 2009	2,000	2,060
Hospitality Properties Trust 6.85% 2012	2,000	1,886
Schwab Capital Trust I 7.50% 2037[2]	2,000	1,865
Ambac Financial Group, Inc. 6.15% 2087[2]	2,870	1,094
Standard Chartered PLC 6.409% (undated)[1,2,8]	900	706
		905,811

HEALTH CARE — 7.29%
Tenet Healthcare Corp. 6.375% 2011	9,820	8,912
Tenet Healthcare Corp. 7.375% 2013	7,990	7,171
Tenet Healthcare Corp. 9.875% 2014	132,455	128,812
Tenet Healthcare Corp. 9.25% 2015	51,375	48,293
Tenet Healthcare Corp. 6.875% 2031	200	141
HealthSouth Corp. 10.829% 2014[2]	57,805	56,071
HealthSouth Corp. 10.75% 2016	86,990	91,774
VWR Funding, Inc. 10.25% 2015[2,5]	117,360	109,732
HCA Inc., Term Loan B, 4.946% 2013[2,3,4]	68,353	63,019
HCA Inc. 9.125% 2014	4,345	4,486
HCA Inc. 9.25% 2016	7,700	8,008
HCA Inc. 9.625% 2016[5]	5,550	5,772
Elan Finance PLC and Elan Finance Corp. 7.201% 2013[2]	9,525	8,334
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	54,850	51,833
PTS Acquisition Corp. 9.50% 2015[1,5]	63,180	51,492
Boston Scientific Corp. 5.45% 2014	1,800	1,661
Boston Scientific Corp. 6.40% 2016	4,175	3,914
Boston Scientific Corp. 5.125% 2017	3,520	3,027
Boston Scientific Corp. 7.00% 2035	38,950	34,081
Mylan Inc., Term Loan B, 6.25% 2014[2,3,4]	35,488	34,389
Warner Chilcott Corp. 8.75% 2015	33,224	33,390
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	29,568
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	22,325	17,302
Surgical Care Affiliates, Inc. 10.00% 2017[1]	15,800	11,929
Viant Holdings Inc. 10.125% 2017[1]	34,310	27,963
Bausch & Lomb Inc. 9.875% 2015[1]	23,050	23,511
CHS/Community Health Systems, Inc. 8.875% 2015	18,210	18,369
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	4,420	4,718
Universal Hospital Services, Inc. 8.288% 2015[2]	3,035	2,716
		890,388

INFORMATION TECHNOLOGY — 6.18%
NXP BV and NXP Funding LLC 7.008% 2013[2]	39,250	32,528
NXP BV and NXP Funding LLC 7.326% 2013[2]	€2,500	3,138
NXP BV and NXP Funding LLC 7.875% 2014	$35,325	32,499
NXP BV and NXP Funding LLC 8.625% 2015	€14,500	17,001
NXP BV and NXP Funding LLC 9.50% 2015	$156,040	128,733
Freescale Semiconductor, Inc., Term Loan B, 4.869% 2013[2,3,4]	4,913	4,165
Freescale Semiconductor, Inc. 6.675% 2014[2]	8,250	5,734
Freescale Semiconductor, Inc. 8.875% 2014	28,425	22,385
Freescale Semiconductor, Inc. 9.125% 2014[5]	78,036	57,356
Freescale Semiconductor, Inc. 10.125% 2016	39,085	26,578
Sanmina-SCI Corp. 6.75% 2013	5,300	4,624
Sanmina-SCI Corp. 5.55% 2014[1,2]	17,000	15,385
Sanmina-SCI Corp. 8.125% 2016	79,650	70,889
First Data Corp., Term Loan B2, 5.349% 2014[2,3,4]	76,614	69,188
Hughes Communications, Inc. 9.50% 2014	53,375	53,375
Celestica Inc. 7.875% 2011	22,980	22,693
Celestica Inc. 7.625% 2013	28,360	26,942
SunGard Data Systems Inc. 9.125% 2013	39,889	40,487
SunGard Data Systems Inc. 4.875% 2014	4,500	3,966
Sensata Technologies BV, Term Loan B, 5.056% 2013[2,3,4]	11,035	9,646
Sensata Technologies BV 8.00% 2014[2]	32,755	28,988
Serena Software, Inc. 10.375% 2016	24,540	22,730
Ceridian Corp. 11.25% 2015[1]	25,925	22,231
Nortel Networks Ltd. 8.508% 2011[2]	10,600	9,142
Nortel Networks Ltd. 10.75% 2016	1,325	1,217
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	18,010	10,356
Xerox Corp. 7.125% 2010	3,650	3,848
Xerox Corp. 7.625% 2013	5,000	5,170
Jabil Circuit, Inc. 5.875% 2010	4,250	4,200
Exodus Communications, Inc. 11.625% 2010[7,8]	3,761	0
		755,194

MATERIALS — 5.47%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	29,915
Stone Container Corp. 8.375% 2012	12,840	11,684
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	24,405	21,110
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	20,735	17,521
Georgia Gulf Corp. 9.50% 2014	68,290	53,095
Georgia Gulf Corp. 10.75% 2016	4,540	2,996
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,000	3,105
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	33,290	35,204
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	11,345	12,068
Algoma Steel Inc., Term Loan B, 7.33% 2013[2,3,4]	6,378	5,660
Algoma Steel Inc. 9.875% 2015[1]	42,000	36,540
Nalco Co. 7.75% 2011	29,940	30,464
Nalco Co. 8.875% 2013	1,000	1,033
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	8,700	7,874
Abitibi-Consolidated Co. of Canada 5.25% 2008	3,250	3,266
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	6,266
Abitibi-Consolidated Inc. 8.55% 2010	5,775	3,350
Abitibi-Consolidated Co. of Canada 6.30% 2011[2]	6,975	3,592
Abitibi-Consolidated Inc. 7.75% 2011	8,025	4,374
Abitibi-Consolidated Co. of Canada 6.00% 2013	3,000	1,470
Abitibi-Consolidated Co. of Canada 8.375% 2015	22,250	11,570
Associated Materials Inc. 9.75% 2012	8,865	8,643
AMH Holdings, Inc. 0%/11.25% 2014[6]	36,545	25,125
Building Materials Corp. of America 7.75% 2014	45,035	32,650
AEP Industries Inc. 7.875% 2013	29,155	26,677
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	25,450	23,859
Georgia-Pacific Corp. 8.125% 2011	14,320	14,284
Georgia-Pacific Corp. 9.50% 2011	3,740	3,824
Georgia-Pacific Corp., First Lien Term Loan B, 4.74% 2012[2,3,4]	3,954	3,684
Metals USA Holdings Corp. 10.729% 2012[2,5]	21,075	15,806
Metals USA, Inc. 11.125% 2015	3,850	3,792
Plastipak Holdings, Inc. 8.50% 2015[1]	20,340	18,611
FMG Finance Pty Ltd. 10.625% 2016[1]	15,450	17,459
Graphic Packaging International, Inc. 8.50% 2011	14,240	14,062
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,340
Rockwood Specialties Group, Inc. 7.50% 2014	5,765	5,621
Rockwood Specialties Group, Inc. 7.625% 2014	€7,200	10,574
NewPage Corp. 10.00% 2012[1]	$7,250	7,395
NewPage Corp., Series A, 12.00% 2013	7,925	7,984
Ryerson Inc. 10.614% 2014[1,2]	3,255	2,946
Ryerson Inc. 12.00% 2015[1]	11,200	10,640
Neenah Paper, Inc. 7.375% 2014	14,325	12,606
Domtar Corp. 5.375% 2013	5,075	4,466
Domtar Corp. 7.125% 2015	7,810	7,400
MacDermid 9.50% 2017[1]	13,150	11,835
Berry Plastics Holding Corp. 10.25% 2016	11,525	8,932
Vale Overseas Ltd. 6.25% 2017	3,700	3,694
Vale Overseas Ltd. 6.875% 2036	4,000	3,923
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	7,605
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	7,700	7,139
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,338
Momentive Performance Materials Inc. 9.75% 2014	5,000	4,513
Owens-Illinois, Inc. 7.50% 2010	2,000	2,055
Owens-Brockway Glass Container Inc. 8.25% 2013	1,400	1,456
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	566
Huntsman LLC 11.50% 2012	$500	535
Huntsman International LLC 7.50% 2015	€2,250	3,517
Smurfit Capital Funding PLC 7.50% 2025	$4,250	3,761
Airgas, Inc. 6.25% 2014	3,500	3,509
Ispat Inland ULC 9.75% 2014	3,233	3,478
Witco Corp. 6.875% 2026	5,080	3,429
Exopack Holding Corp. 11.25% 2014	3,650	3,358
Norampac Inc. 6.75% 2013	3,500	3,006
Novelis Inc. 7.25% 2015[2]	2,750	2,448
Ainsworth Lumber Co. Ltd. 7.25% 2012	140	81
Ainsworth Lumber Co. Ltd. 6.75% 2014	3,440	2,012
		668,795

UTILITIES — 5.18%
Edison Mission Energy 7.50% 2013	44,900	46,247
Edison Mission Energy 7.75% 2016	25,025	25,901
Midwest Generation, LLC, Series B, 8.56% 2016[3]	39,629	42,997
Edison Mission Energy 7.00% 2017	21,570	21,570
Edison Mission Energy 7.20% 2019	46,450	46,102
Homer City Funding LLC 8.734% 2026[3]	9,215	9,860
Edison Mission Energy 7.625% 2027	36,280	34,285
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[2,3,4]	15,960	14,570
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[1]	60,035	60,110
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[1]	55,170	55,239
AES Corp. 9.50% 2009	4,140	4,293
AES Corp. 9.375% 2010	13,594	14,444
AES Corp. 8.875% 2011	8,475	8,920
AES Corp. 8.75% 2013[1]	20,248	21,159
AES Gener SA 7.50% 2014	15,350	16,330
AES Corp. 7.75% 2015	8,000	8,100
AES Corp. 8.00% 2017	6,000	6,105
AES Red Oak, LLC, Series A, 8.54% 2019[3]	7,459	7,496
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	5,025
Intergen Power 9.00% 2017[1]	61,775	64,864
NRG Energy, Inc. 7.25% 2014	22,925	22,696
NRG Energy, Inc. 7.375% 2016	33,700	33,110
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,338
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,077
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,742
Sierra Pacific Resources 8.625% 2014	12,000	12,661
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,439
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,580
Sierra Pacific Resources 6.75% 2017	2,000	1,939
ISA Capital do Brasil SA 7.875% 2012[1]	3,275	3,390
ISA Capital do Brasil SA 8.80% 2017[1]	11,800	12,331
Enersis SA 7.375% 2014	6,800	7,510
Mirant Americas Generation, Inc. 8.30% 2011	5,500	5,637
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	3,867	3,835
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	1,966
Electricidad de Caracas Finance BV 10.25% 2014[1,8]	700	820
		633,688

ENERGY — 4.00%
Williams Companies, Inc. 6.375% 2010[1]	6,000	6,180
Williams Companies, Inc. 6.729% 2010[1,2]	31,050	31,826
Williams Companies, Inc. 8.125% 2012	9,800	10,756
Transcontinental Gas Pipe Line Corp. 6.40% 2016	2,800	2,888
Williams Companies, Inc. 7.875% 2021	10,181	11,085
Transcontinental Gas Pipe Line Corp. 7.25% 2026	8,150	8,395
Williams Companies, Inc. 8.75% 2032	52,440	60,830
Enterprise Products Operating LP 8.375% 2066[2]	28,360	27,645
Enterprise Products Operating LP 7.034% 2068[2]	82,435	70,093
Drummond Co., Inc. 7.375% 2016[1]	49,705	45,729
Petroplus Finance Ltd. 6.75% 2014[1]	14,750	13,533
Petroplus Finance Ltd. 7.00% 2017[1]	26,075	23,402
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	11,858
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	22,850	23,079
Forest Oil Corp. 7.25% 2019	31,625	32,337
Gaz Capital SA 6.51% 2022[1]	10,000	8,938
Gaz Capital SA 7.288% 2037[1]	11,800	10,822
Newfield Exploration Co. 6.625% 2014	10,175	10,073
Newfield Exploration Co. 6.625% 2016	5,000	4,925
TEPPCO Partners LP 7.00% 2067[2]	16,575	14,246
Pemex Project Funding Master Trust 7.875% 2009	1,135	1,181
Pemex Project Funding Master Trust 5.75% 2018[1]	5,850	5,998
Pemex Project Funding Master Trust 6.625% 2035[1]	6,500	6,759
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,140
Peabody Energy Corp. 5.875% 2016	4,000	3,800
Whiting Petroleum Corp. 7.25% 2013	8,850	8,761
Enbridge Energy Partners, LP 8.05% 2067[2]	7,220	6,657
Teekay Shipping Corp. 8.875% 2011	5,670	6,024
Sabine Pass LNG, LP 7.25% 2013	6,000	5,820
Tennessee Gas Pipeline Co. 7.00% 2028	4,000	4,006
Overseas Shipholding Group, Inc. 8.25% 2013	3,850	3,884
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]	300	303
		488,973

CONSUMER STAPLES — 3.30%
Stater Bros. Holdings Inc. 8.125% 2012	48,555	48,919
Stater Bros. Holdings Inc. 7.75% 2015	18,425	17,504
SUPERVALU INC., Term Loan B, 4.186% 2012[2,3,4]	9,242	8,918
SUPERVALU INC. 7.50% 2012	3,860	3,953
Albertson’s, Inc. 7.25% 2013	11,015	11,078
SUPERVALU INC. 7.50% 2014	1,000	1,015
Albertson’s, Inc. 8.00% 2031	32,750	31,383
Dole Food Co., Inc. 8.625% 2009	21,600	18,900
Dole Food Co., Inc. 7.25% 2010	18,845	14,605
Dole Food Co., Inc. 8.875% 2011	24,960	20,342
Duane Reade Inc. 7.30% 2010[2]	7,000	6,440
Duane Reade Inc. 9.75% 2011	32,910	27,644
Yankee Candle Co., Inc., Series B, 8.50% 2015	23,900	19,419
Yankee Candle Co., Inc., Series B, 9.75% 2017	17,525	14,020
Constellation Brands, Inc. 8.375% 2014	6,775	7,012
Constellation Brands, Inc. 7.25% 2017	26,625	25,959
Smithfield Foods, Inc., Series B, 8.00% 2009	3,000	3,060
Smithfield Foods, Inc., Series B, 7.00% 2011	1,250	1,238
Smithfield Foods, Inc., Series B, 7.75% 2013	1,800	1,791
Smithfield Foods, Inc. 7.75% 2017	22,950	22,491
Elizabeth Arden, Inc. 7.75% 2014	24,012	22,931
Rite Aid Corp. 6.125% 2008[1]	5,200	5,057
Rite Aid Corp. 8.625% 2015	4,500	3,454
Rite Aid Corp. 7.70% 2027	8,500	4,972
Rite Aid Corp. 6.875% 2028	12,977	6,943
Vitamin Shoppe Industries Inc. 10.565% 2012[2,8]	19,535	19,535
JBS SA 10.50% 2016	20,000	19,350
Spectrum Brands, Inc., Term Loan B, 7.096% 2013[2,3,4]	11,781	10,579
Spectrum Brands, Inc., Term Loan, Letter of Credit, 7.119% 2013[2,3,4]	595	534
Spectrum Brands, Inc. 7.375% 2015	4,445	2,911
American Achievement Group Holding Corp. 14.75% 2012[5]	2,229	1,761
		403,718

Total corporate bonds, notes & loans		9,880,057

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.36%
Turkey (Republic of) Treasury Bill 0% 2008[8]	TRY60,760	43,583
Turkey (Republic of) 15.00% 2010[8]	16,262	11,620
Turkey (Republic of) 14.00% 2011[8]	30,550	20,731
Turkey (Republic of) 10.00% 2012[8,9]	6,719	4,966
Turkey (Republic of) 16.00% 2012[8]	22,425	15,694
Turkey (Republic of) 6.75% 2018[8]	$3,250	3,205
Brazilian Treasury Bill 6.00% 2010[8,9]	BRL83,473	46,134
Brazil (Federal Republic of) Global 10.50% 2014	$3,000	3,818
Brazil (Federal Republic of) 10.00% 2017[8]	BRL13,000	6,201
Brazil (Federal Republic of) Global 8.00% 2018[3]	$6,820	7,655
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	8,018
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,701
Brazil (Federal Republic of) Global 11.00% 2040	12,485	16,733
Brazilian Treasury Bill 6.00% 2045[8,9]	BRL16,486	8,399
Argentina (Republic of) 1.933% 2012[2,3,8]	$20,420	10,820
Argentina (Republic of) 5.83% 2033[3,5,8,9]	ARS113,631	23,799
Argentina (Republic of) GDP-Linked 2035	261,027	8,242
Argentina (Republic of) GDP-Linked 2035	$52,000	6,266
Argentina (Republic of) 0.63% 2038[3,8,9]	ARS145,261	11,540
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,327
United Mexican States Government Global 6.375% 2013	$6,970	7,674
United Mexican States Government, Series MI10, 9.50% 2014	MXN100,000	10,450
United Mexican States Government, Series M20, 10.00% 2024	120,000	13,919
United Mexican States Government Global 6.75% 2034	$6,105	6,825
United Mexican States Government Global 6.05% 2040	3,000	3,008
Indonesia (Republic of) 12.50% 2013	IDR77,730,000	9,090
Indonesia (Republic of) 6.875% 2017[1]	$1,000	1,050
Indonesia (Republic of) 6.875% 2018[1]	3,725	3,921
Indonesia (Republic of) 11.50% 2019	IDR25,000,000	2,704
Indonesia (Republic of) 11.00% 2020	69,275,000	7,117
Indonesia (Republic of) 12.80% 2021	45,440,000	5,204
Indonesia (Republic of) 12.90% 2022	54,492,000	6,276
Indonesia (Republic of) 11.00% 2025	40,562,000	4,050
Indonesia (Republic of) 10.25% 2027	725,000	68
Indonesia (Republic of) 6.625% 2037[1]	$2,500	2,306
Russian Federation 12.75% 2028	2,000	3,613
Russian Federation 7.50% 2030[3]	31,880	36,802
Panama (Republic of) Global 7.125% 2026	585	635
Panama (Republic of) Global 8.875% 2027	6,500	8,320
Panama (Republic of) Global 6.70% 2036[3]	28,009	28,639
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,839
Colombia (Republic of) Global 10.00% 2012	$1,500	1,787
Colombia (Republic of) Global 10.75% 2013	8,550	10,611
Colombia (Republic of) Global 12.00% 2015	COP14,485,000	8,311
Colombia (Republic of) Global 11.75% 2020	$1,936	2,865
Colombia (Republic of) Global 9.85% 2027	COP6,930,000	3,410
Colombia (Republic of) Global 10.375% 2033	$823	1,193
Colombia (Republic of) Global 7.375% 2037	4,139	4,449
Egypt (Arab Republic of) 9.10% 2010[8]	EGP50,497	9,322
Egypt (Arab Republic of) 9.10% 2010[8]	3,130	579
Egypt (Arab Republic of) 11.50% 2011[8]	9,380	1,851
Egypt (Arab Republic of) 9.10% 2012[8]	18,225	3,325
Egypt (Arab Republic of) 11.625% 2014[8]	49,265	9,912
Venezuela (Republic of) 10.75% 2013	$6,000	6,135
Venezuela (Republic of) Global 8.50% 2014	1,250	1,162
Venezuela (Republic of) 7.65% 2025	5,195	4,182
Venezuela (Republic of) Global 9.25% 2027	2,685	2,557
Peru (Republic of) 9.875% 2015	8,500	10,761
Dominican Republic 9.50% 2011[3]	3,939	4,145
Dominican Republic 9.50% 2011[1,3]	2,405	2,532
Dominican Republic 9.04% 2018[1,3]	1,503	1,604
Uruguay (Republic of) 4.25% 2027[3,8,9]	UYU124,708	6,644
State of Qatar 9.75% 2030	$3,500	5,460
Corporación Andina de Fomento 5.75% 2017	3,000	2,938
Thai Government 4.125% 2009	THB73,490	2,385
		533,082

MORTGAGE-BACKED OBLIGATIONS[3] — 1.06%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	$10,725	8,726
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	38,760	32,198
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,8]	30,490	26,670
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	12,250	10,448
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,8]	1,450	1,306
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,8]	5,950	5,355
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,8]	11,615	10,464
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,8]	12,950	11,659
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1,8]	4,000	3,673
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	20,405	18,546
		129,045

U.S. TREASURY BONDS & NOTES — 0.21%
U.S. Treasury 6.00% 2026	21,000	25,512

MUNICIPALS — 0.05%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	6,080	6,102

Total bonds, notes & other debt instruments (cost: $11,741,862,000)		10,573,798

	Shares or
Convertible securities — 0.85%	principal amount

CONSUMER DISCRETIONARY — 0.27%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	32,764

INFORMATION TECHNOLOGY — 0.24%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$17,850,000	17,872
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	18,000,000	11,408
		29,280

UTILITIES — 0.18%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,886

FINANCIALS — 0.16%
Countrywide Financial Corp., Series A, 0.758% convertible debentures 2037[1,2]	$15,000,000	13,350
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares[8,10]	150,000	7,122
		20,472

Total convertible securities (cost: $89,325,000)		104,402

Preferred securities — 1.29%	Shares

FINANCIALS — 1.29%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	22,648,000	22,744
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	16,105,000	16,185
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	34,453
Fannie Mae, Series S, 8.25% noncumulative	550,000	13,372
Fannie Mae, Series O, 7.00%[1,2]	150,000	6,797
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2,8]	26,075,000	17,079
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	2,406,000	11,955
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	11,723,000	11,777
Freddie Mac, Series Z, 8.375%	320,000	7,840
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	2,897,000	2,935
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	3,000,000	2,367
Bank of America Corp., Series K, 8.00% noncumulative[2]	5,000,000	5,014
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable	55,994	2,856
RBS Capital Trust IV 3.496% noncumulative trust[2]	4,000,000	2,455

Total preferred securities (cost: $194,165,000)		157,829

Common stocks — 1.55%

TELECOMMUNICATION SERVICES — 0.54%
AT&T Inc.	1,000,000	38,300
American Tower Corp., Class A11	538,967	21,133
Sprint Nextel Corp., Series 1	777,508	5,202
Embarq Corp.	38,875	1,559
Cincinnati Bell Inc.[11]	70,740	301
XO Holdings, Inc.[11]	25,291	33
		66,528

UTILITIES — 0.30%
Drax Group PLC	3,436,672	36,690

INDUSTRIALS — 0.24%
DigitalGlobe Inc.[8,10,11]	3,064,647	12,259
Northwest Airlines Corp.[11]	1,330,333	11,960
Delta Air Lines, Inc.[11]	476,419	4,097
UAL Corp.[11]	22,911	493
		28,809

CONSUMER DISCRETIONARY — 0.19%
Ford Motor Co.[11]	1,877,140	10,737
Time Warner Cable Inc., Class A11	371,279	9,275
Adelphia Recovery Trust, Series ACC-1[11]	16,413,965	1,149
Adelphia Recovery Trust, Series Arahova[11]	1,773,964	922
Adelphia Recovery Trust, Series ACC-6B8,11	3,619,600	0
Emmis Communications Corp., Class A11	201,000	700
CBS Corp., Class B	31,612	698
Radio One, Inc., Class D, nonvoting[11]	44,000	67
Radio One, Inc., Class A11	22,000	33
Mobil Travel Guide, Inc.[8,10,11]	83,780	21
		23,602

INFORMATION TECHNOLOGY — 0.14%
Micron Technology, Inc.[1,11]	678,656	4,052
Micron Technology, Inc.[11]	424,160	2,532
Fairchild Semiconductor International, Inc.[11]	500,000	5,960
ZiLOG, Inc.[11,12]	1,140,500	3,992
HSW International, Inc.[8,10,11]	257,091	925
		17,461

HEALTH CARE — 0.11%
UnitedHealth Group Inc.	375,000	12,885
Clarent Hospital Corp.[8,11,12]	576,849	115
		13,000

CONSUMER STAPLES — 0.03%
Winn-Dixie Stores, Inc.[11]	194,677	3,496

Total common stocks (cost: $228,385,000)		189,586

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	50,587	5
XO Holdings, Inc., Series B, warrants, expire 2010[11]	37,939	2
XO Holdings, Inc., Series C, warrants, expire 2010[11]	37,939	1
GT Group Telecom Inc., warrants, expire 2010[1,8,11]	11,000	0

Total warrants (cost: $571,000)		8

	Principal amount
Short-term securities — 7.56%	(000)

Freddie Mac 1.85%–2.07% due 6/23–9/2/2008	$132,900	131,809
IBM International Group Capital LLC 2.46%–2.62% due 4/1–4/18/2008[1]	58,900	58,871
IBM Corp. 2.29% due 5/28/2008[1]	50,000	49,780
AT&T Inc. 2.15%–2.84% due 4/11–5/22/2008[1]	94,839	94,665
Variable Funding Capital Corp. 3.06%–3.21% due 4/3–4/8/2008[1]	68,100	68,066
Park Avenue Receivables Co., LLC 2.70%–3.05% due 4/17–4/22/2008[1]	53,400	53,314
JPMorgan Chase & Co. 2.92% due 4/18/2008	11,600	11,583
Ranger Funding Co. LLC 2.67%–2.77% due 5/6–7/11/2008[1]	56,075	55,781
E.I. duPont de Nemours and Co. 2.22% due 4/28–4/30/2008[1]	46,400	46,316
Harley-Davidson Funding Corp. 2.20%–2.88% due 4/25–4/28/2008[1]	45,775	45,690
3M Co. 2.05% due 5/23/2008	44,900	44,765
Fannie Mae 2.80% due 4/23/2008	44,000	43,921
Coca-Cola Co. 2.30%–2.70% due 4/21–6/6/2008[1]	39,000	38,890
Medtronic Inc. 2.76% due 4/22/2008[1]	37,500	37,437
Honeywell International Inc. 2.05%–2.25% due 4/11–6/26/2008[1]	34,262	34,115
Procter & Gamble International Funding S.C.A. 2.15% due 4/16/2008[1]	28,200	28,173
U.S. Treasury Bills 3.31%–4.05% due 4/3–6/19/2008	28,100	28,051
Wal-Mart Stores Inc. 2.75% due 4/8–4/29/2008[1]	27,800	27,760
Federal Home Loan Bank 2.55%–2.60% due 5/2–8/22/2008	25,000	24,816

Total short-term securities (cost: $923,970,000)		923,803

Total investment securities (cost: $13,178,278,000)		11,949,426
Other assets less liabilities		272,420

Net assets		$12,221,846

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,615,344,000, which represented 21.40% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $765,584,000, which represented 6.26% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $528,752,000, which represented 4.33% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government retail price index.
[10]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$2,500	$12,259	.10%
Citigroup Inc., Series J, 7.00%,
noncumulative convertible preferred depositary shares	1/15/2008	7,500	7,122	.06
HSW International, Inc.	12/17/2007	791	925	.01
Mobil Travel Guide, Inc.	12/17/2007	21	21	—

Total restricted securities		$10,812	$20,327	.17%

[11]	Security did not produce income during the last 12 months.
[12]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-921-0508O-S10855

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: June 6, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 6, 2008